Lease Arrangements - Right-of-use Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 32,734.4	$ 27,728.5		$ 1,180.0
Additions to right-of-use assets	7,769.8	13,481.2	$ 1,033.0
Depreciation of right-of-use assets	2,556.2	2,681.6	2,622.7
Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	82.0	79.6	55.0
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	29,778.6	25,141.9
Depreciation of right-of-use assets	1,825.7	1,312.9	957.1
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,918.1	2,544.8
Depreciation of right-of-use assets	707.9	569.5	458.8
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	3.4
Depreciation of right-of-use assets	0.5	775.8	1,184.4
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	34.3	41.8
Depreciation of right-of-use assets	$ 22.1	$ 23.4	$ 22.4